Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,186.7
Issued on exercise of equity compensation plans		2.1	$ 4.5
Balance, end of year		2,187.0	2,186.7
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,186.7	2,184.9
Issued on exercise of equity compensation plans	[1]	0.3	1.8
Balance, end of year		$ 2,187.0	$ 2,186.7
Balance, beginning of year		73,011,488	72,473,719
Issued on exercise of equity compensation plans	[1]	504,737	537,769
Balance, end of year		73,516,225	73,011,488

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.